TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Fixed Income Fund declined -1.0% during the second quarter of 1998 compared to the Merrill Lynch Master Bond Index which returned +2.4% over the same period. For the first six months of the year CGM Fixed Income Fund returned +0.6% and the Merrill Lynch Master Bond Index, 4.0%.

The U.S. economy is still strong: First quarter Gross Domestic Product grew at a very high 5.4% annual rate and, although second quarter numbers are expected to come in much lower, the pace continues to be brisk and appears sustainable. Inflation, as measured by the Consumer Price Index, remains low, thanks largely to commodity prices which have been falling for most of this year and also, to economic problems in Asia. Corporate profit margins are slightly narrower than at the end of the first quarter and in a few cases, companies have reported poor results with most of the blame going to the Asian crisis.

At this point, Asia poses the greatest threat to ongoing economic peace of mind in the U.S. The Asian recession is far worse than estimated last fall and it appears that recovery will be slower in coming than originally anticipated. Additionally, the Japanese economy is in trouble and the weak Yen puts additional pressure on prices in neighboring countries. Commerce with Asia -- minus Japan -- represents but a small portion of the total U.S. economy so the principal effect of the recession has been to force prices down, but only on some of our goods. On one hand, lower prices have a favorable influence on our rate of inflation; on the other, the situation is very disruptive to the companies affected. As for the good news, the economic outlook of our far more significant trading partners in Europe is improving.

In the U.S. equity markets, one of the dominant drivers of higher prices has been the decline in long-term interest rates. One year ago, the long government bond traded at a 6.6% yield; today it trades at 5.6%. The S&P 500 Index is now at 1,140, or 25 times the estimated 1998 per share earnings of companies in the index. Historically, this ratio is on the high side of equity pricing. Even higher prices are harder to imagine unless long term rates continue to decline.

The bond market's best performing sector for the quarter was long Treasury bonds. CGM Fixed Income Fund received some benefit from exposure to that sector as well as diverse corporate bonds. While quality spreads widened more for the first time in several years on fears of an economic slowdown resulting from spill-over from the Asian crisis, falling rates did allow for positive returns for corporate securities. Performance of CGM Fixed Income Fund was restrained by its significant exposure to convertible Real Estate Investment Trust (REIT) securities. Though the underlying REIT stocks have underperformed the market year-to-date, they offer high dividend yields. We believe this sector will pay off handsomely for the patient investor.

CGM Fixed Income Fund's three largest sector positions are in REITs, Treasuries and the telephone industry. The Fund's three largest holdings are Vornado Realty Trust, Conseco Financial Trust and Pacific Gulf Properties.

                                        /s/ Robert L. Kemp

                                            Robert L. Kemp
                                            President

July 1, 1998

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1998

                                    CGM FIXED       THE FUND'S AVERAGE
                                   INCOME FUND      ANNUAL TOTAL RETURN
                                 ---------------  -----------------------
5 Years .......................      +50.1%                +8.5%
1 Year ........................      + 2.2                 +2.2
3 Months ......................      - 1.0                  --

The Fund's average annual total return from inception (March 17, 1992) through June 30, 1998 is +10.1%. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 1998. Otherwise the total return since inception, and for the five-year, one- year and three-month periods ended June 30, 1998, would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1998
(unaudited)

BONDS AND BILLS -- 63.9% OF TOTAL NET ASSETS
                                                                       FACE
                                                                      AMOUNT          VALUE(a)
                                                                    -----------     ------------
AUTOMOTIVE & RELATED -- 5.3%
  General Motors Corp., 6.75%, 5/01/28 .......................       $1,000,000     $  1,002,550
  Hertz Corp., 6.625%, 5/15/08 ...............................        1,000,000        1,004,500
                                                                                    ------------
                                                                                       2,007,050
                                                                                    ------------
BANKS -- MONEY CENTER -- 2.7%
  Northern Trust Company, 6.25%, 6/02/08 .....................        1,000,000        1,006,500
                                                                                    ------------
ENERGY -- 1.0%
  Mitchell Energy & Development Corp., 8.00%, 7/15/99 ........          300,000          305,202
  Mitchell Energy & Development Corp., 9.25%, 1/15/02 ........           55,000           59,585
                                                                                    ------------
                                                                                         364,787
                                                                                    ------------
FINANCE -- 4.7%
  APP International Finance Co., 11.75%, 10/01/05 ............        2,000,000        1,760,000
                                                                                    ------------
HOUSING AND BUILDING MATERIALS -- 4.1%
  Pulte Home Corp., 10.125%, 7/15/99 .........................        1,500,000        1,555,395
                                                                                    ------------
INDUSTRIAL -- 4.1%
  Pohang Iron & Steel Limited, 7.125%, 11/01/06 ..............        2,000,000        1,543,780
                                                                                    ------------
INSURANCE -- 5.6%
  Leucadia National Corp., 7.75%, 8/15/13 ....................        2,000,000        2,124,080
                                                                                    ------------
MEDIA -- 4.7%
  Innova Sa De, 12.875%, 4/01/07 .............................        1,750,000        1,776,250
                                                                                    ------------
METALS AND MINING -- 2.2%
  Freeport McMoran Copper, 7.50%, 11/15/06 ...................        1,065,000          842,521
                                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 11.1%
  Liberty Property Limited Partnership, 8.20%, 7/01/01
    (Convertible) ..............................................      1,700,000        2,040,000
  Pacific Gulf Properties, Inc., 8.375%, 2/15/01 (Convertible)        1,850,000        2,136,750
                                                                                    ------------
                                                                                       4,176,750
                                                                                    ------------
TELEPHONE -- 5.9%
  Econophone, Inc., 13.50%, 7/15/07 ..........................        1,000,000        1,160,000
  Worldcom, Inc., 7.75%, 4/01/07 .............................        1,000,000        1,084,660
                                                                                    ------------
                                                                                       2,244,660
                                                                                    ------------
U.S. GOVERNMENT -- 9.6%
  United States Treasury Bills, 5.07%, 9/17/98 ...............        1,500,000        1,484,145
  United States Treasury Bonds, 6.125%, 11/15/27 .............        2,000,000        2,143,120
                                                                                    ------------
                                                                                       3,627,265
                                                                                    ------------

UTILITIES -- 2.9%
  Great Lakes Power, Inc., 9.00%, 8/01/04 ....................       $1,000,000     $  1,116,610
                                                                                    ------------
TOTAL BONDS AND BILLS (Identified Cost $23,658,040) ..........                        24,145,648
                                                                                    ------------

PREFERRED STOCKS -- 34.0%
                                                                  SHARES

  Avalon Properties, Inc., $2.25 .............................           61,000        1,570,750
  Conseco Financing Trust, $2.29 .............................           82,100        2,139,731
  DLJ Capital Trust, $2.105 ..................................           50,000        1,287,500
  Duquesne Capital LP, $2.094 ................................           10,000          258,125
  Felcor Suite Hotels, Inc., $1.95 (Convertible) .............           65,000        1,576,250
  Placer Dome, Inc., $2.156 ..................................           50,000        1,262,500
  Rouse Capital, $2.313 ......................................           59,225        1,521,342
  UDS Capital, $2.08 .........................................           30,000          765,000
  Vornado Realty Trust, $3.25 (Convertible) ..................           39,000        2,237,625
  Yorkshire Capital Trust, $2.02 .............................           10,000          253,750
                                                                                    ------------
TOTAL PREFERRED STOCKS (Identified Cost $13,006,175) .........                        12,872,573
                                                                                    ------------

COMMON STOCK WARRANTS -- 0%
  Econophone, Inc. Exp. 7/15/07 (Identified Cost $0) .........            1,000           10,000
                                                                                    ------------

                                                                   FACE
                                                                  AMOUNT
SHORT-TERM INVESTMENT -- 1.1%

American Express Credit Corp., 5.95%, 7/01/98 (Cost $415,000)       $   415,000          415,000
                                                                                    ------------

TOTAL INVESTMENTS -- 99.0% (Identified Cost $37,079,215)(b) ...................       37,443,221
            Cash and Receivables ..............................................          721,884
            Liabilities .......................................................         (350,518)
                                                                                    ------------
TOTAL NET ASSETS -- 100.0% ....................................................      $37,814,587
                                                                                     ===========

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1998 the net unrealized appreciation of investments based on cost of $37,079,215 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
    is an excess of value over tax cost .......................................      $ 1,175,723
    Aggregate gross unrealized depreciation for all investments in which ther
    is an excess of tax cost over value .......................................         (811,717)
                                                                                    ------------
Net unrealized appreciation ...................................................     $    364,006
                                                                                    ============

                         See accompanying notes to financial statements

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(unaudited)

ASSETS
 Investments at value (Identified cost -- $37,079,215) ..................       $37,443,221
 Cash ...................................................................             2,279
 Receivable for:
  Shares of the Fund sold .................................      $106,550
  Dividends and interest ..................................       613,055           719,605
                                                                 --------       -----------
                                                                                 38,165,105
                                                                                -----------
LIABILITIES
 Payable for:
  Shares of the Fund redeemed .............................      $295,724           295,724
                                                                 --------
 Accrued expenses:
  Management fees .........................................         4,739
  Trustees' fees ..........................................         5,826
  Accounting and Administration ...........................           750
  Other expenses ..........................................        43,479            54,794
                                                                ----------      -----------
                                                                                    350,518
                                                                                -----------
NET ASSETS ..............................................................       $37,814,587
                                                                                ===========
 Net Assets consist of:
  Capital paid-in .......................................................       $38,991,469
  Undistributed net investment income ...................................           242,261
  Accumulated net realized loss .........................................        (1,783,149)
  Unrealized appreciation on investments -- net .........................           364,006
                                                                                -----------
NET ASSETS ..............................................................       $37,814,587
                                                                                ===========
 Shares of beneficial interest outstanding, no par value  ...............         3,445,767
                                                                                ===========
 Net asset value per share* .............................................            $10.97
                                                                                ===========

*Shares of the Fund are sold and redeemed at net asset value ($37,814,587 / 3,445,767).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 1998
(unaudited)

INVESTMENT INCOME
 Income
  Dividends ................................................       $  475,545
  Interest .................................................        1,144,241
                                                                   ----------
                                                                    1,619,786
                                                                   ----------
 Expenses
  Management fees ..........................................          134,804
  Trustees' fees ...........................................           11,418
  Accounting and Administration ............................            4,500
  Custodian ................................................           25,374
  Transfer agent ...........................................           40,950
  Audit and tax services ...................................           13,710
  Legal ....................................................           12,750
  Printing .................................................            9,960
  Registration .............................................           13,200
  Miscellaneous ............................................              360
                                                                   ----------
                                                                      267,026
Less expenses assumed by the investment adviser ............          (90,744)
                                                                   ----------
Net investment income ......................................        1,443,504
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Realized gain on investments -- net .......................          118,605
 Unrealized depreciation -- net ............................       (1,269,130)
                                                                   ----------
 Net loss on investments ...................................       (1,150,525)
                                                                   ----------
NET INCREASE IN ASSETS FROM OPERATIONS .....................       $  292,979
                                                                   ==========

                 See accompanying notes to financial statements

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED
                                                                    JUNE 30,        YEAR ENDED
                                                                     1998          DECEMBER 31,
                                                                  (UNAUDITED)          1997
                                                                 ------------      ------------
FROM OPERATIONS
  Net investment income ....................................     $  1,443,504      $  2,959,630
  Net realized gain (loss) from investments ................          118,605        (1,898,931)
  Unrealized appreciation (depreciation) ...................       (1,269,130)          443,618
                                                                 ------------      ------------
    Increase in net assets from operations .................          292,979         1,504,317
                                                                 ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................       (1,244,891)       (2,948,479)
  Net realized gain on investments .........................            --                --
                                                                 ------------      ------------
                                                                   (1,244,891)       (2,948,479)
                                                                 ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        4,656,126        13,309,381
  Net asset value of shares issued in connection with
  reinvestment of:
    Dividends from net investment income ...................          994,760         2,366,900
    Distributions from net realized gain ...................           --                --
                                                                 ------------      ------------
                                                                    5,650,886        15,676,281
  Cost of shares redeemed ..................................      (10,816,250)      (10,946,077)
                                                                 ------------      ------------
    Increase (decrease) in net assets derived from capital
      share transactions ...................................       (5,165,364)        4,730,204
                                                                 ------------      ------------
  Total increase (decrease) in net assets ..................       (6,117,276)        3,286,042
NET ASSETS
  Beginning of period ......................................       43,931,863        40,645,821
                                                                 ------------      ------------
  End of period (including undistributed net investment
    income of $242,261 and $43,648, respectively) ..........     $ 37,814,587      $ 43,931,863
                                                                 ============      ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          414,387         1,146,799
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................           88,748           205,039
    Distributions from net realized gain ...................         --                --
                                                                 ------------      ------------
                                                                      503,135         1,351,838
    Redeemed ...............................................         (965,886)         (945,927)
                                                                 ------------      ------------
    Net change .............................................         (462,751)          405,911
                                                                 ============      ============

                 See accompanying notes to financial statements


                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                  SIX MONTHS                             YEAR ENDED DECEMBER 31,
                                     ENDED
                                 JUNE 30, 1998    ----------------------------------------------------------------------
                                  (UNAUDITED)          1997           1996          1995          1994          1993
                               -----------------  --------------  ------------  ------------  ------------  ------------
For a share of the Fund
  outstanding
throughout each period:
Net asset value at the
  beginning of period .......          $11.24            $11.60        $11.41        $ 9.57        $11.17        $10.26
                                       ------            ------        ------        ------        ------        ------
Net investment income (a) ...            0.40              0.78          0.77          0.70          0.73          0.67
Dividends from net investment
  income ....................           (0.34)            (0.78)        (0.77)        (0.70)        (0.73)        (0.67)
Net realized and unrealized
  gain (loss) on investments.           (0.33)            (0.36)         0.95          1.84         (1.60)         1.23
Distribution from net
  realized gain .............         --                --              (0.76)       --            --             (0.32)
Distribution from paid-in
  capital ...................         --                  (0.36)       --            --            --            --
                                       ------            ------        ------        ------        ------        ------
Net increase (decrease) in
  net asset value ...........           (0.27)            (0.36)         0.19          1.84         (1.60)         0.91
                                       ------            ------        ------        ------        ------        ------
Net asset value at the end of
  period ....................          $10.97            $11.24        $11.60        $11.41        $ 9.57        $11.17
                                       ======            ======        ======        ======        ======        ======
Total Return (%) (b) ........             0.6(c)            3.7          15.4          27.3          -8.0          18.9
Ratios:
Operating expenses to average
  net assets (%) ............            0.85(d)           0.85          0.85          0.85          0.85          0.85
Operating expenses to average
  net assets before expense
  limitation (%) ............            1.29(d)           1.26          1.26          1.53          1.46          2.02
Net investment income to
  average net assets (%) ....            6.96(d)           6.81          6.53          6.46          7.00          6.30
Portfolio turnover (%) ......              60(d)            147           149           148           129           149

Net assets at end of period
  (in thousands) ............         $37,815           $43,932       $40,646       $31,793       $28,672       $32,883

(a) Net of reimbursement
    which amounted to .......          $ 0.02            $ 0.05        $ 0.05        $ 0.07        $ 0.06        $ 0.12
(b) The total return would have been lower had certain expenses not been reimbursed during the period.
(c) Not computed on an annualized basis.
(d) Computed on an annualized basis.

                 See accompanying notes to financial statements

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional- size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1997 there were capital loss carryovers available to offset future realized gains of approximately $1,902,000 expiring in the year 2005.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $9,345,209 and $12,220,029, respectively. Purchases and sales of United States government obligations aggregated $7,336,175 and $9,276,707, respectively.

3. A. MANAGEMENT FEES -- During the period June 30, 1998, the Fund incurred management fees of $134,804 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the period ended June 30, 1998, CGM waived a portion of its fee. See Note 4.

     B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1998 these expenses amounted to $4,500 and are shown separately in the financial statements as Accounting and Administration.

     C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1998 is $329. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1998, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $90,744 of its management fee. The Fund incurred operating expenses of $176,282, representing 0.85% of the average daily net assets.

CGM
FIXED INCOME
FUND

25th Quarterly Report
June 30, 1998

A No-Load Fund


[LOGO] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership


INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-----------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status
[] Redemptions
[] Exchanges
   Call 800-343-5678

[] New Account Procedures
[] Prospectuses
[] Performance
   Call 800-345-4048

-----------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-----------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR2  98                                                     Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Mutual Fund declined -2.4% during the second quarter of 1998 compared to the unmanaged Standard and Poor's 500 Index which increased +3.3% and the Merrill Lynch Master Bond Index which returned +2.4% over the same period. Returns for the first six months of the year were +5.1% for CGM Mutual Fund; +17.7% for the unmanaged S&P 500 Index; and 4.0% for the Merrill Lynch Master Bond Index.

The U.S. economy is still strong: First quarter Gross Domestic Product grew at a very high 5.4% annual rate and, although second quarter numbers are expected to come in much lower, the pace continues to be brisk and appears sustainable. Inflation, as measured by the Consumer Price Index, remains low, thanks largely to commodity prices which have been falling for most of this year and also, to economic problems in Asia. Corporate profit margins are slightly narrower than at the end of the first quarter and in a few cases, companies have reported poor results with most of the blame going to the Asian crisis.

At this point, Asia poses the greatest threat to ongoing economic peace of mind in the U.S. The Asian recession is far worse than estimated last fall and it appears that recovery will be slower in coming than originally anticipated. Additionally, the Japanese economy is in trouble and the weak Yen puts additional pressure on prices in neighboring countries. Commerce with Asia -- minus Japan -- represents but a small portion of the total U.S. economy so the principal effect of the recession has been to force prices down, but only on some of our goods. On one hand, lower prices have a favorable influence on our rate of inflation; on the other, the situation is very disruptive to the companies affected. As for the good news, the economic outlook of our far more significant trading partners in Europe is improving.

In the U.S. equity markets, one of the dominant drivers of higher prices has been the decline in long-term interest rates. One year ago, the long government bond traded at a 6.6% yield; today it trades at 5.6%. The S&P 500 Index is now at 1,140, or 25 times the estimated 1998 per share earnings of companies in the index. Historically, this ratio is on the high side of equity pricing. Even higher prices are harder to imagine unless long term rates continue to decline.

CGM Mutual Fund is 26% invested in Treasury Bills and intermediate bonds. The equity portion of the portfolio holds important positions in Real Estate Investment Trusts (REITs), the retail industry and airlines. The REITs have declined this year and account for much of the underperformance of the Fund. We believe they are fundamentally attractive and patience will be rewarded. The Fund's three largest equity holdings are Nokia Corporation, Boston Properties, Inc. and Equity Office Properties. [Graphic Omitted]

                                       /s/ Robert L. Kemp

                                           Robert L. Kemp
                                           President

July 1, 1998

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1998

                                         CGM         THE FUND'S AVERAGE
                                     MUTUAL FUND     ANNUAL TOTAL RETURN
                                    -------------  -----------------------
10 Years .........................     +249.7%             +13.3%
 5 Years .........................     + 68.4              +11.0
 1 Year ..........................     +  4.0              + 4.0
 3 Months ........................     -  2.4                --

The percentage figures for the Fund are based upon the beginning net asset values of $21.06, $29.51, $34.18 and $27.48, respectively, and the June 30, 1998 asset value of $26.66 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                                           CGM MUTUAL FUND
 ----------------------------------------------------------------------------------------------------------------------------------
                                                      25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1972 -- DECEMBER 31, 1998 (UNAUDITED)
 ----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1972
 ----------------------------------------------------------------------------------------------------------------------------------
                      -- AND HAD TAKEN ALL DIVIDENDS                            OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                         AND DISTRIBUTIONS IN CASH                                 GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
               -------------------------------------------------           --------------------------------------------------------
                                            During the Year
                                        You Would Have Received                                       Which Would Represent
                                  ---------------------------------                         ---------------------------------------
                                                                          The Value of                            A Cumulative
                    The Net                                               Your Original                              Change
                  Asset Value        Per Share           Per Share         Investment               An              Expressed
       On           of Your        Capital Gains          Income             At Each              Annual         As An Index With
    December      Share Would      Distributions         Dividends          Year End           Total Return        December 31,
       31          Have Been            of                  of           Would Have Been            of             1972 = 100.0
 ----------------------------------------------------------------------------------------------------------------------------------
      1972          $16.20                                                                                             100.0
      1973           14.20            $ 0.42              $ 0.42             $14.99               -   7.5               92.5
      1974           10.27              --                  0.46              11.27               -  24.8               69.6
      1975           12.44              --                  0.43              14.14               +  25.5               87.3
      1976           13.96              --                  0.43              16.39               +  15.9              101.2
      1977           12.88              --                  0.52              15.72               -   4.1               97.1
      1978           12.83              --                  0.65              16.49               +   4.9              101.9
      1979           13.81              --                  0.72              18.75               +  13.7              115.9
      1980           14.85              --                  0.88              21.53               +  14.8              133.1
      1981           13.90              --                  0.97              21.55               +   0.1              133.2
      1982           18.16              --                  1.09              30.39               +  41.0              187.8
      1983           18.81              --                  1.09              33.40               +   9.9              206.4
      1984           17.01              1.86                0.95              35.50               +   6.3              219.4
      1985           21.53              --                  1.08              47.75               +  34.5              295.1
      1986           22.86              2.75                0.94              59.74               +  25.1              369.2
      1987           20.40              4.52                1.06              67.92               +  13.7              419.8
      1988           19.94              --                  1.10              70.09               +   3.2              433.2
      1989           22.34              0.95                0.93              85.30               +  21.7              527.2
      1990           21.64              --                  0.93*             86.24               +   1.1              533.0
      1991           26.80              2.64                0.97             121.51               +  40.9              751.0
      1992           26.02              1.42                0.93             128.92               +   6.1              796.8
      1993           28.88              1.93                0.86             157.02               +  21.8              970.5
      1994           25.05              --                  1.04             141.79               -   9.7              876.4
      1995           29.43              0.89                0.77             176.24               +  24.3             1089.4
      1996           31.42              4.15                0.74             218.01               +  23.7             1347.6
      1997           25.52              7.78                0.70             235.89               +   8.2             1458.1
   1998(6/30)        26.66              0.05                0.13             247.92               +   5.1             1532.5
                                      ------              ------                                  -------
       Totals                         $29.36              $20.79                                  +1432.5
 ----------------------------------------------------------------------------------------------------------------------------------
  *Includes $0.05 per share distributed from paid-in capital.
   Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
 ----------------------------------------------------------------------------------------------------------------------------------

 The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1998
(unaudited)
COMMON STOCKS -- 73.5% OF TOTAL NET ASSETS
                                                       SHARES       VALUE(a)
                                                       ------       --------
AIRLINES -- 9.1%
  AMR Corporation (b) ...........................      600,000   $    9,950,000
  Delta Air Lines, Inc. .........................      365,000       47,176,250
                                                                 --------------
                                                                     97,126,250
                                                                 --------------
AUTO AND RELATED -- 5.2%
  Daimler Benz A G Sponsored ADR (c) ............      575,000       55,954,688
                                                                 --------------

BANKS -- MONEY CENTER -- 5.7%
  Chase Manhattan Corporation ...................      800,000       60,400,000
                                                                 --------------

BEVERAGES AND TOBACCO -- 4.5%
  Philip Morris Companies, Inc. .................    1,235,000       48,628,125
                                                                 --------------

DRUGS -- 2.6%
  Warner-Lambert Company ........................      405,000       28,096,875
                                                                 --------------

ELECTRONIC AND COMMUNICATION EQUIPMENT -- 6.6%
  Nokia Corporation ADR (c) .....................      975,000       70,748,437
                                                                 --------------

ELECTRIC COMPONENTS -- 1.1%
  Philips Electronics N.V. ADR (c) ..............      134,000       11,390,000
                                                                 --------------

HOTELS AND RESTAURANTS -- 0.5%
  Host Marriott Corporation .....................      300,000        5,343,750
                                                                 --------------

REAL ESTATE INVESTMENT TRUSTS -- 25.9%
  Boston Properties, Inc. .......................    1,900,000       65,550,000
  Equity Office Properties Trust ................    2,160,000       61,290,000
  Felcor Suite Hotels, Inc. .....................      450,000       14,118,750
  Patriot American Hospitality ..................      750,000       17,953,125
  Starwood Hotels and Resorts ...................    1,185,000       57,250,313
  Vornado Realty Trust ..........................    1,515,000       60,126,562
                                                                 --------------
                                                                    276,288,750
                                                                 --------------
RETAIL -- 9.9%
  Kmart Corporation .............................    3,000,000       57,750,000
  Wal Mart Stores, Inc. .........................      781,000       47,445,750
                                                                 --------------
                                                                    105,195,750
                                                                 --------------
STEEL -- 2.4%
  Pohang Iron & Steel Limited ADR (c) ...........    2,106,800       25,281,600
                                                                 --------------
TOTAL COMMON STOCKS (Identified Cost
  $774,607,496) .................................                   784,454,225
                                                                 --------------

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1998 (CONTINUED)
(unaudited)
BONDS AND BILLS -- 25.7%
                                                      FACE
                                                      AMOUNT        VALUE(a)
                                                      ------        --------
BANK AND INSURANCE -- 13.8%
  Korea Development Bank, 6.625%, 11/21/03 ......  $33,850,000   $   27,349,108
  Korea Development Bank, 7.25%, 5/15/06 ........   70,000,000       57,843,800
  Korea Development Bank, 7.375%, 9/17/04 .......   75,620,000       62,410,698
                                                                 --------------
                                                                    147,603,606
                                                                 --------------
FINANCE -- 5.3%
  APP International Finance, 11.75%, 10/01/05 ...   46,750,000       41,140,000
  Export Import Bank Korea, 6.375%, 2/15/06 .....   20,248,000       15,326,926
                                                                 --------------
                                                                     56,466,926
                                                                 --------------
INDUSTRIAL -- 4.2%
  Pohang Iron & Steel Limited, 7.125%, 11/01/06 .    9,000,000        6,947,010
  Pohang Iron & Steel Limited, 7.375%, 5/15/05 ..   15,000,000       12,149,550
  Stone Container Corporation, 9.875%, 2/01/01 ..   25,000,000       25,562,500
                                                                 --------------
                                                                     44,659,060
                                                                 --------------
UNITED STATES TREASURY -- 2.4%
  United States Treasury Bills, 5.006%, 9/24/98 .   23,900,000       23,626,823
  United States Treasury Bills, 5.041%, 10/01/98.    1,500,000        1,480,980
                                                                 --------------
                                                                     25,107,803
                                                                 --------------
TOTAL BONDS AND BILLS
  (Identified Cost $283,669,208) ................                   273,837,395
                                                                 --------------
SHORT-TERM INVESTMENT -- 0.6%
  American Express Credit Corporation,
    5.95%, 7/01/98  (Cost $6,440,000) ...........    6,440,000        6,440,000
                                                                 --------------

TOTAL INVESTMENTS -- 99.8%
  (Identified Cost $1,064,716,704)(d) ........................    1,064,731,620
  Cash and Receivables .......................................       65,273,177
  Liabilities ................................................      (63,101,290)
                                                                 --------------
TOTAL NET ASSETS -- 100% .....................................   $1,066,903,507
                                                                 ==============
(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Federal Tax Information: At June 30, 1998, the net unrealized appreciation on investments based on cost of $1,064,716,704 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost .....   $   48,493,222
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .....      (48,478,306)
                                                                 --------------
Net unrealized appreciation ..................................   $       14,916
                                                                 ==============
                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1998
(unaudited)

ASSETS
  Investments at value (Identified cost --
    $1,064,716,704) ......................                       $1,064,731,620
  Cash ...................................                                2,727
  Receivable for:
    Securities sold ......................      $56,820,252
    Shares of the Fund sold ..............          399,685
    Dividends and interest ...............        6,776,832
    Foreign Tax Reclaim ..................        1,273,681          65,270,450
                                                -----------      --------------
                                                                  1,130,004,797
                                                                 --------------
LIABILITIES
  Payable for:
    Securities purchased .................      $59,452,531
    Shares of the Fund redeemed ..........        2,880,232          62,332,763
                                                -----------
  Accrued expenses:
    Management fees ......................          738,998
    Trustees' fees .......................           20,243
    Accounting and Administration ........            7,000
    Other expenses .......................            2,286             768,527
                                                -----------      --------------
                                                                 --------------
                                                                     63,101,290
                                                                 --------------
NET ASSETS ................................................      $1,066,903,507
                                                                 ==============
  Net Assets consist of:
    Capital paid-in .......................................      $1,002,167,085
    Undistributed net investment income ...................          14,634,502
    Accumulated net realized gain .........................          50,087,004
    Unrealized appreciation on investments -- net .........              14,916
                                                                 --------------
NET ASSETS ................................................      $1,066,903,507
                                                                 ==============
  Shares of beneficial interest outstanding, no par value .          40,023,785
                                                                 ==============
  Net asset value per share* ..............................              $26.66
                                                                 ==============

*Shares of the Fund are sold and redeemed at net asset value
($1,066,903,507 / 40,023,785).

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1998
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $1,015,033) ............   $14,427,260
    Interest ....................................................    11,235,674
                                                                    -----------
                                                                     25,662,934
                                                                    -----------
  Expenses
    Management fees .............................................     4,781,536
    Trustees' fees ..............................................        35,317
    Accounting and Administration ...............................        42,000
    Custodian ...................................................        72,850
    Transfer agent ..............................................       581,967
    Audit and tax services ......................................        15,500
    Legal .......................................................         8,000
    Printing ....................................................        35,000
    Registration ................................................        14,000
    Miscellaneous ...............................................         2,000
                                                                    -----------
                                                                      5,588,170
                                                                    -----------
  Net investment income .........................................    20,074,764
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Realized gain on investments -- net                              51,868,700
    Unrealized depreciation -- net ..............................   (10,284,563)
                                                                    -----------
    Net gain on investments .....................................    41,584,137
                                                                    -----------
NET INCREASE IN ASSETS FROM OPERATIONS ..........................   $61,658,901
                                                                    ===========

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                             SIX MONTHS
                                                                ENDED              YEAR ENDED
                                                            JUNE 30, 1998         DECEMBER 31,
                                                             (UNAUDITED)             1997
                                                            --------------        -------------
FROM OPERATIONS
  Net investment income ..............................      $   20,074,764       $   24,502,838
  Net realized gain from investments .................          51,868,700          283,265,656
  Unrealized appreciation (depreciation) .............         (10,284,563)        (206,585,566)
                                                            --------------       --------------
    Increase in net assets from operations ...........          61,658,901          101,182,928
                                                            --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .........................          (5,329,952)         (25,043,123)
  From net realized gain on investments ..............          (2,202,085)        (283,113,674)
                                                            --------------       --------------
                                                                (7,532,037)        (308,156,797)
                                                            --------------       --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................          27,196,408           88,236,330
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .............           4,484,390           23,590,214
    Distributions from net realized gain .............           1,954,949          262,272,738
                                                            --------------       --------------
                                                                33,635,747          374,099,282
  Cost of shares redeemed ............................        (213,013,543)        (191,493,864)
                                                            --------------       --------------
    Increase (decrease) in net assets derived from
      capital share transactions .....................        (179,377,796)         182,605,418
                                                            --------------       --------------
  Total decrease in net assets .......................        (125,250,932)         (24,368,451)

NET ASSETS
  Beginning of period ................................       1,192,154,439        1,216,522,890
                                                            --------------       --------------
  End of period (including undistributed net
    investment income of $14,634,502 and $0,
    respectively) ....................................      $1,066,903,507       $1,192,154,439
                                                            ==============       ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................           1,019,780            2,627,268
  Issued in connection with reinvestment of:
    Dividends from net investment income .............             160,488              748,565
    Distributions from net realized gain .............              70,550           10,274,530
                                                            --------------       --------------
                                                                 1,250,818           13,650,363
    Redeemed .........................................          (7,943,360)          (5,656,108)
                                                            --------------       --------------
    Net change .......................................          (6,692,542)           7,994,255
                                                            ==============       ==============

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                         SIX MONTHS
                            ENDED                                   YEAR ENDED DECEMBER 31,
                        JUNE 30, 1998      --------------------------------------------------------------------------
                         (UNAUDITED)           1997            1996            1995            1994          1993
                         -----------           ----            ----            ----            ----          ----
For a share of the Fund outstanding
  throughout each period:

Net asset value at
  the beginning of
  period ...........       $25.52            $31.42          $29.43          $25.05          $28.88        $26.02
                           ------            ------          ------          ------          ------        ------
Net investment
  income ...........         0.50              0.66            0.75            0.73            1.09          0.92
Dividends from net
  investment income         (0.13)            (0.70)          (0.74)          (0.77)          (1.04)        (0.86)
Net realized and
  unrealized gain
  (loss) on
  investments ......         0.82              1.92            6.13            5.31           (3.88)         4.73
Distribution from
  net realized gain         (0.05)            (7.78)          (4.15)          (0.89)            --          (1.81)
Distribution in
  excess of net
  realized gain ....          --                --              --              --              --          (0.12)
                           ------            ------          ------          ------          ------        ------
Net increase
  (decrease) in net
  asset value ......         1.14             (5.90)           1.99            4.38           (3.83)         2.86
                           ------            ------          ------          ------          ------        ------
Net asset value at
  end of period ....       $26.66            $25.52          $31.42          $29.43          $25.05        $28.88
                           ======            ======          ======          ======          ======        ======
Total Return (%) ...          5.1               8.2            23.7            24.3            -9.7          21.8

Ratios:
Operating expenses
  to average net
  assets (%) .......         0.98*             0.98            0.87            0.91            0.92          0.93
Net investment
  income to average
  net assets (%) ...         3.51*             1.91            2.33            2.55            4.39          3.45
Portfolio turnover(%)         295*              386             192             291             173            97
Net assets at end of
  period (in
  thousands) ($)....    1,066,904         1,192,154       1,216,523       1,154,439       1,063,375       947,115

 *Computed on an annualized basis

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other Funds whose financial statements are not presented herein. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short- term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,642,630,088 and $1,566,989,525, respectively. Purchases and sales of United States government obligations aggregated $221,067,675 and $335,628,604, respectively.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1998, the Fund incurred management fees of $4,781,536, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $42,000 is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1998 is $12,829. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,500.

CGM
MUTUAL FUND

273rd Quarterly Report
June 30, 1998


A No-Load Fund


[Logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

    Call 800-345-4048

-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 98                                                      Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM American Tax Free Fund increased 1.8% during the second quarter of 1998 compared to the Lehman Municipal Bond Index which increased +1.5% over the same period. During the first six months of the year, CGM American Tax Free Fund returned 2.7% as did the Lehman Muncipal Bond Index.

The U.S. economy is still strong: First quarter Gross Domestic Product grew at a very high 5.4% annual rate and, although second quarter numbers are expected to come in much lower, the pace continues to be brisk and appears sustainable. Inflation, as measured by the Consumer Price Index, remains low, thanks largely to commodity prices which have been falling for most of this year and also, to economic problems in Asia. Corporate profit margins are slightly narrower than than at the end of the first quarter and in a few cases, companies have reported poor results with most of the blame going to the Asian crisis.

At this point, Asia poses the greatest threat to ongoing economic peace of mind in the U.S. The Asian recession is far worse than estimated last fall and it appears that recovery will be slower in coming than originally anticipated. Additionally, the Japanese economy is in trouble and the weak Yen puts additional pressure on prices in neighboring countries. Commerce with Asia -- minus Japan -- represents but a small portion of the total U.S. economy so the principal effect of the recession has been to force prices down, but only on some of our goods. On one hand, lower prices have a favorable influence on our rate of inflation; on the other, the situation is very disruptive to the companies affected. As for the good news, the economic outlook of our far more significant trading partners in Europe is improving.

As a class, municipal bonds remain inexpensive due to significant supply issues including the well- received $3 billion Long Island Power Authority issue in the second quarter. As during the first three months of the year, the best performance in the municipal bond market came from higher yielding, long maturity paper. CGM American Tax Free Fund continues to maintain a higher than average current yield component to the portfolio, and holds longer, liquid, discount bonds to capitalize on falling rates.

CGM American Tax Free Fund's three largest sectors are industrial/pollution control, transportation and general obligation bonds. The Fund's three largest holdings are Hodge Louisiana (Stone Container), Washington State General Obligation Bonds and Howard County Maryland Multi-family Housing (Avalon Properties).

                                          /s/ Robert L. Kemp

                                              Robert L. Kemp
                                              President
July 1, 1998

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1998

                                  CGM AMERICAN      LIPPER GENERAL MUNICIPAL
                                 TAX FREE FUND         DEBT FUND AVERAGE
                                ----------------  ----------------------------

3 Years .......................      +25.0%                  +23.6%
1 Year ........................      + 8.7                   + 8.4
3 Months ......................      + 1.8                   + 1.3

The Fund's average annual total return since inception (November 10, 1993) through June 30, 1998 is +5.5%. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 1998. Otherwise, the Fund's total return since inception, and for the three-year, one-year, and three-month periods ended June 30, 1998 would have been lower.

Lipper Analytical Services, Inc. is an independent mutual fund ranking service. The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1998
(unaudited)
MUNICIPAL BONDS -- 95.9% OF TOTAL NET ASSETS
                                                                            FACE
                                                                            AMOUNT       VALUE(a)
                                                                            ------       --------
CALIFORNIA -- 6.8%
  Los Angeles Regional Airport, 6.875%, 11/15/12 .....................    $   500,000  $    550,535
  Metropolitan Water District Southern California, 5.00%, 7/01/37 ....        500,000       484,170
                                                                                       ------------
                                                                                          1,034,705
                                                                                       ------------
COLORADO -- 8.1%
  Denver City & County Airport, 5.25%, 11/15/23 ......................        500,000       504,225
  E470 Public Highway Authority, 5.00%, 9/01/26 ......................        750,000       731,145
                                                                                       ------------
                                                                                          1,235,370
                                                                                       ------------
FLORIDA -- 1.8%
  Polk County Industrial Development Authority Revenue Bonds
    (IMC Fertilizer), 7.525%, 1/01/15 ................................        250,000       274,848
                                                                                       ------------
HAWAII -- 0.7%
  Honolulu City and County Mortgage Revenue, 7.80%, 7/01/24 ..........         95,000       102,506
                                                                                       ------------
KENTUCKY -- 2.8%
  Kenton County Airport Revenue Bonds (Delta Airlines), 6.75%, 2/01/02        400,000       428,808
                                                                                       ------------
LOUISIANA -- 7.0%
Hodge Utility Revenue Bonds (Stone Container), 9.00%, 3/01/10 ......        1,000,000     1,076,370
                                                                                       ------------
MARYLAND -- 5.5%
  Howard County Multifamily, Chase Glen Apartments, 7.00%, 7/01/24 ...        750,000       842,250
                                                                                       ------------
MASSACHUSETTS -- 5.8%
  Massachusetts Municipal Wholesale Electric, 8.75%, 7/01/18 .........        330,000       399,412
  Massachusetts Port Authority, 5.00%, 7/01/27 .......................        500,000       490,240
                                                                                       ------------
                                                                                            889,652
                                                                                       ------------
MICHIGAN -- 2.1%
  Michigan State Housing Development, 7.05%, 10/01/12 ................        295,000       316,685
                                                                                       ------------
NEW YORK -- 18.7%
  Long Island Power Authority Electric System, 5.25%, 12/01/26 .......        500,000       493,430
  New York General Obligation Bonds Series B, 8.25%, 6/01/05 .........        100,000       121,239
  New York General Obligation Bonds Series J, 5.50%, 2/15/26 .........        500,000       508,550
  New York State Dormitory Authority Revenue Bonds, 4.75%, 7/01/14 ...        750,000       733,552
  New York State Dormitory Authority Revenue Bonds, 5.75%, 7/01/13 ...        250,000       274,045
  New York State Dormitory Authority Revenue Bonds, 5.875%, 5/15/11 ..        250,000       277,835
  Port Authority New York and New Jersey Special Obligation
    9.125%, 12/01/15 .................................................        395,000       440,832
                                                                                       ------------
                                                                                          2,849,483
                                                                                       ------------
PUERTO RICO -- 4.8%
  Puerto Rico Commonwealth Infrastructure, 5.00%, 7/01/28 ............        750,000       736,275
                                                                                       ------------
TEXAS -- 13.3%
  Alliance Airport Authority Special Facilities Revenue Bonds
    (American Airlines Inc. Project), 7.00%, 12/01/11 ................        250,000       297,042
  Bexar County Health Facilities, 5.375%, 11/15/22 ...................        500,000       505,685
  North Texas Thruway Authority, 5.00%, 1/01/20 ......................        500,000       492,870
  Harris County Health Facilities Corporation, 5.125%, 6/01/22 .......        750,000       740,288
                                                                                       ------------
                                                                                          2,035,885
                                                                                       ------------
VIRGINIA -- 9.0%
  Hopewell Industrial Development Authority (Stone Container),
    8.25%, 6/01/16 ...................................................        350,000       393,446
  Fairfax County Industrial Development Authority, 5.00%, 8/15/25 ....        500,000       483,405
  Fairfax County Water Authority, 5.00%, 4/01/29 .....................        500,000       489,960
                                                                                       ------------
                                                                                          1,366,811
                                                                                       ------------
WASHINGTON -- 6.3%
  Washington State General Obligation, 0%, 7/01/17 ...................      2,550,000       958,596
                                                                                       ------------
WISCONSIN -- 3.2%
Southeast Wisconsin Professional Baseball Park District, 0%,12/15/27 .      2,250,000       483,682
                                                                                       ------------
TOTAL MUNICIPAL BONDS (Identified Cost $14,138,818) .................................    14,631,926
                                                                                       ------------
TOTAL INVESTMENTS -- 95.9% (Identified Cost $14,138,818)(b) .........................    14,631,926
            Cash and Receivables ....................................................       698,184
            Liabilities .............................................................       (66,409)
                                                                                       ------------
TOTAL NET ASSETS -- 100.0% ..........................................................  $ 15,263,701
                                                                                       ============

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1998 the net unrealized appreciation on investments based on cost of $14,138,818 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost .................................................  $    520,810
    Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value .................................................       (27,702)
                                                                                       ------------
    Net unrealized appreciation .....................................................  $    493,108
                                                                                       ============

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1998
(unaudited)

ASSETS
  Investments at value (Identified
    cost -- $14,138,818) .....................................      $14,631,926
  Cash .......................................................          443,531
  Receivable for:
    Shares of the Fund sold ....................      $    200
    Interest ...................................       254,453          254,653
                                                      --------      -----------
                                                                     15,330,110
                                                                    -----------
LIABILITIES
  Payable for:
    Shares of the Fund redeemed ................      $ 26,000
    Expense advance from adviser ...............        40,409           66,409
                                                      --------      -----------
NET ASSETS ...................................................      $15,263,701
                                                                    ===========
  Net Assets consist of:
    Capital paid-in ..........................................      $15,644,966
    Undistributed net investment income ......................           71,717
    Accumulated net realized loss ............................         (946,090)
    Unrealized appreciation on investments -- net ............          493,108
                                                                    -----------
NET ASSETS ...................................................      $15,263,701
                                                                    ===========
  Shares of beneficial interest outstanding, no par value  ...        1,568,876
                                                                    ===========
  Net asset value per share* .................................            $9.73
                                                                    ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($15,263,701 / 1,568,876).

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1998
(unaudited)

INVESTMENT INCOME
  Income
    Interest ..................................................    $  426,430
                                                                   ----------
  Expenses
    Management fees ...........................................        44,313
    Trustees' fees ............................................        10,848
    Accounting and Administration .............................         1,500
    Custodian .................................................        26,370
    Transfer agent ............................................        14,190
    Audit and tax services ....................................         9,198
    Legal .....................................................        11,400
    Printing ..................................................         6,000
    Registration ..............................................        10,884
    Miscellaneous .............................................           252
                                                                   ----------
                                                                      134,955
    Less expenses assumed by the
      investment adviser ......................................      (134,955)
                                                                   ----------
    Net investment income .....................................       426,430
                                                                   ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized gain on investments -- net .........................         6,895
  Unrealized depreciation -- net ..............................       (31,101)
                                                                   ----------
  Net loss on investments .....................................       (24,206)
                                                                   ----------
NET INCREASE IN ASSETS FROM OPERATIONS ........................    $  402,224
                                                                   ==========

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED           YEAR ENDED
                                                                 JUNE 30, 1998      DECEMBER 31,
                                                                  (UNAUDITED)           1997
                                                                  -----------       -----------
FROM OPERATIONS
  Net investment income ....................................      $   426,430       $   806,023
  Net realized gain from investments .......................            6,895           158,954
  Unrealized appreciation (depreciation) ...................          (31,101)          172,076
                                                                  -----------       -----------
    Increase in net assets from operations .................          402,224         1,137,053
                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................         (354,775)         (806,094)
                                                                  -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        1,488,517         3,124,269
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................          253,758           588,720
                                                                  -----------       -----------
                                                                    1,742,275         3,712,989
  Cost of shares redeemed ..................................         (969,026)       (2,030,606)
                                                                  -----------       -----------
    Increase in net assets derived from capital share
      transactions .........................................          773,249         1,682,383
                                                                  -----------       -----------
  Total increase in net assets .............................          820,698         2,013,342

NET ASSETS
  Beginning of period ......................................       14,443,003        12,429,661
                                                                  -----------       -----------
  End of period (including undistributed net investment
    income of $71,717 and $63, respectively) ...............      $15,263,701       $14,443,003
                                                                  ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          153,492           327,534
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................           26,254            61,837
                                                                  -----------       -----------
                                                                      179,746           389,371
    Redeemed ...............................................         (100,090)         (213,563)
                                                                  -----------       -----------
    Net change .............................................           79,656           175,808
                                                                  ===========       ===========

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                        FOR THE                                                                FOR THE PERIOD
                                       SIX MONTHS                                                                NOVEMBER 10,
                                          ENDED                       YEAR ENDED DECEMBER 31,                  1993(c) THROUGH
                                      JUNE 30, 1998    ------------------------------------------------------    DECEMBER 31,
                                       (UNAUDITED)         1997          1996          1995          1994            1993
                                      -------------    ------------  ------------  ------------  ------------  ---------------
For a share of the Fund outstanding
 throughout each period:
Net asset value at the
  beginning of period ..........          $ 9.70          $ 9.46        $ 9.77        $ 8.83        $10.25          $10.00
                                          ------          ------        ------        ------        ------          ------
Net investment income (a) ......            0.28            0.58          0.58          0.61          0.58            0.04
Dividends from net investment
  income .......................           (0.23)          (0.58)        (0.58)        (0.61)        (0.58)          (0.04)
Net realized and unrealized gain
  (loss) on investments ........           (0.02)           0.24         (0.31)         0.94         (1.42)           0.25
                                          ------          ------        ------        ------        ------          ------
Net increase (decrease)
  in net asset value ...........            0.03            0.24         (0.31)         0.94         (1.42)           0.25
                                          ------          ------        ------        ------        ------          ------
Net asset value at end of period.         $ 9.73          $ 9.70        $ 9.46        $ 9.77        $ 8.83          $10.25
                                          ======          ======        ======        ======        ======          ======
Total Return (%)(b) .............            2.7(d)          9.0           2.9          18.0          -8.2             2.9(d)
Ratios:
Operating expenses to
  average net assets (%) ........              0               0             0             0             0               0
Operating expenses to
  average net assets
  before waiver (%) .............           1.83(e)         2.04          2.14          2.59          2.42            3.59(e)
Net investment income
  to average net  assets (%) ....           5.77(e)         6.11          6.10          6.50          6.39            4.95(e)
Portfolio turnover(%) ...........             54(e)          140           107           125           169               0

Net assets at end of period (in
  thousands) ....................        $15,264         $14,443       $12,430       $11,855       $10,150          $4,786

(a) Net of fees waived and
    reimbursed amounted to ......         $ 0.09          $ 0.19        $ 0.20        $ 0.24        $ 0.22          $ 0.03
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the period.
(c)  Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At June 30, 1998, there were capital loss carryovers available to offset future realized gains of $728,032 expiring in the year 2002 and $224,953 expiring in 2004.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at June 30, 1998 invested in New York and Texas. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $4,584,520 and $3,845,109, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1998, the Fund incurred management fees of $44,313 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1998, these expenses amounted to $1,500 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM. See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1998 is $99. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1998, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the period ended June 30, 1998, CGM waived its entire management fee of $44,313, the entire Accounting and Administration expense of $1,500 and assumed Fund expenses of $89,142.

CGM
AMERICAN
TAX FREE FUND


19th Quarterly Report
June 30, 1998


A No-Load Fund


[LOGO] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership


INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

    Call 800-345-4048

-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AQR2 98                                                      Printed in U.S.A.

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Realty Fund declined -7.8% during the second quarter of 1998 compared to the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT index which lost -4.6%. For the first six months of the year, CGM Realty Fund returned -9.5% and the NAREIT Equity REIT Index, -5.0%.

The U.S. economy is still strong: First quarter Gross Domestic Product grew at a very high 5.4% annual rate and, although second quarter numbers are expected to come in much lower, the pace continues to be brisk and appears sustainable. Inflation, as measured by the Consumer Price Index, remains low, thanks largely to commodity prices which have been falling for most of this year and also, to economic problems in Asia. Corporate profit margins are slightly narrower than at the end of the first quarter and in a few cases, companies have reported poor results with most of the blame going to the Asian crisis.

At this point, Asia poses the greatest threat to ongoing economic peace of mind in the U.S. The Asian recession is far worse than estimated last fall and it appears that recovery will be slower in coming than originally anticipated. Additionally, the Japanese economy is in trouble and the weak Yen puts additional pressure on prices in neighboring countries. Commerce with Asia -- minus Japan -- represents but a small portion of the total U.S. economy so the principal effect of the recession has been to force prices down, but only on some of our goods. On one hand, lower prices have a favorable influence on our rate of inflation; on the other, the situation is very disruptive to the companies affected. As for the good news, the economic outlook of our far more significant trading partners in Europe is improving.

The dominant concentration of office and industrial REITs in the CGM Realty Fund portfolio is based on expectations of rising rents and occupancies in markets where demand is outstripping supply growth. The other major concentration is in hotels where we have focused on the full-service and luxury sector where supply constraints and strong demand are generating rising room rates and occupancies. The Fund underperformed its peer group during the first half of 1998 because the hotel and office and industrial REITs which comprise the bulk of the portfolio are more volatile in a declining market for REITs. We have invested heavily in these sectors because the favorable fundamentals are providing the strongest growth in funds from operation per share. We anticipate that in time, the higher growth rates these companies enjoy should be reflected in their performance.

CGM Realty Fund's largest positions are, as mentioned, in office/industrial and hotel REITs and also, in apartment REITs. The Fund's three largest holdings are Tower Realty Trust, Inc., SL Green Corporation and Prime Group Realty Trust.


                                          /s/ Robert L. Kemp

                                              Robert L. Kemp

July 1, 1998

                                CGM REALTY FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1998

                                         THE FUND'S
                            CGM           AVERAGE         (NAREIT)
                           REALTY          ANNUAL       EQUITY REIT
                            FUND        TOTAL RETURN       INDEX
                          --------     --------------  --------------
3 Years ...............    +88.3%          +23.5%          +19.0%
1 Year ................    + 6.1           + 6.1           + 8.1
3 Months ..............    - 7.8                           - 4.6

The Fund's average annual total return since inception (May 13, 1994) through June 30, 1998 is +18.0%. The adviser had limited the Fund's total operating expenses to 1.00% of its average net assets from inception through December 31, 1997. Otherwise, the Fund's total return since inception and for the three-year, one-year and three-month periods ended June 30, 1998 would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1998
(unaudited)

REAL ESTATE INVESTMENT TRUSTS -- 99.0% OF TOTAL NET ASSETS

                                                     SHARES          VALUE(a)
                                                     ------          --------
APARTMENTS -- 10.8%
  Apartment Investment & Management Company .....     775,000      $ 30,612,500
  Home Properties New York, Inc. ................   1,057,000        28,208,688
                                                                   ------------
                                                                     58,821,188
                                                                   ------------
HOTELS -- 26.2%
  American General Hospitality ..................   1,230,000        26,137,500
  Boykin Lodging Company ........................   1,262,000        27,369,625
  Crown American Realty Trust ...................     655,000         6,345,313
  Lasalle Hotel Properties ......................   1,498,000        25,372,375
  Patriot American Hospitality ..................   1,240,000        29,682,500
  Starwood Hotels and Resorts ...................     586,000        28,311,125
                                                                   ------------
                                                                    143,218,438
                                                                   ------------
MISCELLANEOUS -- 2.1%
  Glenborough Realty Trust, Inc. ................     429,000        11,314,875
                                                                   ------------

OFFICE AND INDUSTRIAL -- 59.9%
  Bedford Property Investments, Inc. ............   1,502,000        27,411,500
  Boston Properties, Inc. .......................     870,000        30,015,000
  Brandywine Realty Trust .......................   1,240,000        27,745,000
  Equity Office Properties Trust ................   1,019,000        28,914,125
  Liberty Property Trust ........................     327,000         8,358,937
  Pacific Gulf Properties, Inc. .................     671,400        14,519,025
  Parkway Properties, Inc. ......................     907,000        26,756,500
  Prentiss Properties Trust .....................   1,114,000        27,084,125
  Prime Group Realty Trust ......................   1,970,100        33,737,963
  SL Green Realty Corporation ...................   1,810,000        40,725,000
  Tower Realty Trust, Inc. ......................   1,952,000        43,676,000
  Vornado Realty Trust ..........................     457,000        18,137,187
                                                                   ------------
                                                                    327,080,362
                                                                   ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified
  Cost $561,014,860) ............................                   540,434,863
                                                                   ------------

SHORT-TERM INVESTMENT -- 0.2%
                                                      FACE
                                                      AMOUNT         VALUE(a)
                                                      ------         --------
  American Express Credit Corporation,
    5.95%, 7/01/98 (Cost $1,220,000) ............   $1,220,000     $  1,220,000
                                                                   ------------

TOTAL INVESTMENTS -- 99.2% (Identified Cost $562,234,860)(b)        541,654,863
  Cash, receivables and other assets .........................        8,115,250
  Liabilities ................................................       (3,770,462)
                                                                   ------------
TOTAL NET ASSETS -- 100% .....................................     $545,999,651
                                                                   ============

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1998 the net unrealized appreciation on investments based on cost of $562,234,860 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost ............................................     $ 17,025,040
    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax cost over
     value ...................................................      (37,605,037)
                                                                   ------------
  Net unrealized depreciation ................................     $(20,579,997)
                                                                   ============

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1998
(unaudited)

ASSETS
 Investments at value (Identified cost --
    $562,234,860) ..........................................       $541,654,863
 Cash ......................................................             69,447
 Receivable for:
   Securities sold ............................   $1,496,430
   Shares of the Fund sold ....................      988,946
   Dividends and interest .....................    5,548,316          8,033,692
                                                  ----------
 Unamortized organizational expenses .......................             12,111
                                                                   ------------
                                                                    549,770,113
                                                                   ------------
LIABILITIES
 Payable for:
   Securities purchased .......................   $2,320,330
   Shares of the Fund redeemed ................    1,022,008          3,342,338
                                                                   ------------
 Accrued expenses:
   Management fees ............................      371,210
   Trustees' fees .............................        9,254
   Accounting and Administration ..............        3,000
   Other expenses .............................       44,660            428,124
                                                  ----------       ------------
                                                                      3,770,462
                                                                   ------------
NET ASSETS .................................................       $545,999,651
                                                                   ============
 Net Assets consist of:
   Capital paid-in .........................................       $562,463,302
   Undistributed net investment income .....................          7,424,319
   Accumulated net realized loss ...........................         (3,307,973)
   Unrealized depreciation on investments -- net ...........        (20,579,997)
                                                                   ------------
NET ASSETS .................................................       $545,999,651
                                                                   ============
  Shares of beneficial interest outstanding, no par value  .         38,989,917
                                                                   ============
  Net asset value per share* ...............................             $14.00
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($545,999,651 / 38,989,917).

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1998
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends ................................................   $ 15,127,482
    Interest .................................................         72,827
                                                                 ------------
                                                                   15,200,309
                                                                 ------------
  Expenses:
    Management fees ..........................................      2,279,161
    Trustees' fees ...........................................         18,400
    Accounting and Administration ............................         18,000
    Custodian ................................................         51,720
    Transfer agent ...........................................        297,500
    Audit and tax services ...................................         12,450
    Legal ....................................................         11,000
    Printing .................................................         23,300
    Registration .............................................         84,400
    Amortization of organization expense .....................          6,961
    Line of Credit commitment fee ............................         10,111
    Miscellaneous ............................................          4,287
                                                                 ------------
                                                                    2,817,290
                                                                 ------------
  Net investment income ......................................     12,383,019
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized loss on investments -- net .......................     (3,299,405)
   Unrealized depreciation -- net ............................    (64,648,194)
                                                                 ------------
   Net loss on investments ...................................    (67,947,599)
                                                                 ------------

NET DECREASE IN ASSETS FROM OPERATIONS .......................   $(55,564,580)
                                                                 ============

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                            SIX MONTHS
                                                               ENDED              YEAR ENDED
                                                           JUNE 30, 1998         DECEMBER 31,
                                                            (UNAUDITED)              1997
                                                            ------------          ------------
FROM OPERATIONS
  Net investment income ............................        $ 12,383,019          $ 15,337,560
  Net realized gain (loss) from investments ........          (3,299,405)           56,525,787
  Unrealized appreciation (depreciation) ...........         (64,648,194)            9,136,478
                                                            ------------          ------------
    Increase (decrease) in net assets from
      operations ...................................         (55,564,580)           80,999,825
                                                            ------------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................          (4,958,700)          (15,347,351)
  Net realized gain on investments .................           --                  (56,478,540)
  Tax return of capital ............................           --                     (959,745)
                                                            ------------          ------------
                                                              (4,958,700)          (72,785,636)
                                                            ------------          ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .....................         256,085,831           386,218,359
  Net asset value of shares issued in connection
    with reinvestment of:
    Dividends from net investment income ...........           4,203,504            12,925,041
    Distributions from net realized gain ...........           --                   49,450,035
    Tax return of capital ..........................           --                      758,662
                                                            ------------          ------------
                                                             260,289,335           449,352,097
  Cost of shares redeemed ..........................        (143,215,375)         (129,844,349)
                                                            ------------          ------------
    Increase in net assets derived from capital
      share transactions ...........................         117,073,960           319,507,748
                                                            ------------          ------------
  Total increase in net assets .....................          56,550,680           327,721,937

NET ASSETS
  Beginning of period ..............................         489,448,971           161,727,034
                                                            ------------          ------------

  End of period (including undistributed net
    investment income of $7,424,319 and
    $0, respectively) ..............................        $545,999,651          $489,448,971
                                                            ============          ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .......................          17,040,769            24,655,430
  Issued in connection with reinvestment of:
    Dividends from net investment income ...........             286,587               814,265
    Distributions from net realized gain ...........           --                    3,169,874
    Distributions from tax return of capital .......           --                       50,920
                                                            ------------          ------------
                                                              17,327,356            28,690,489
    Redeemed .......................................          (9,718,143)           (8,465,532)
                                                            ------------          ------------
    Net change .....................................           7,609,213            20,224,957
                                                            ============          ============

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS                    FOR THE YEAR ENDED                   FOR THE PERIOD
                                              ENDED                        DECEMBER 31,                       MAY 13, 1994(c)
                                          JUNE 30, 1998    ----------------------------------------------         THROUGH
                                           (UNAUDITED)          1997            1996            1995         DECEMBER 31, 1994
                                          -------------    --------------  --------------  --------------  ---------------------
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning
  of period ..........................       $15.60            $14.50          $10.89          $ 9.71             $10.00
                                             ------            ------          ------          ------             ------
Net investment income (a) ............         0.32              0.64            0.52            0.54               0.31
Dividends from net investment
  income .............................        (0.13)            (0.64)          (0.52)          (0.54)             (0.23)
Distributions from net realized gain .          --              (2.03)          (0.41)            --                 --
Distributions from tax return of
  capital ............................          --              (0.04)            --            (0.14)             (0.08)
Distributions in excess of net
  investment income ..................          --                --            (0.12)            --                 --
Net realized and unrealized gain
  (loss) on investments ..............        (1.79)             3.17            4.14            1.32              (0.29)
                                             ------            ------          ------          ------             ------
Net increase (decrease) in net
  asset value ........................        (1.60)             1.10            3.61            1.18              (0.29)
                                             ------            ------          ------          ------             ------
Net asset value at end of period .....       $14.00            $15.60          $14.50          $10.89             $ 9.71
                                             ======            ======          ======          ======             ======
Total Return (%) .....................         -9.5(d)           26.7(b)         44.1(b)         19.8(b)             0.2(b)(d)

Ratios:
Operating expenses to average net
  assets (%) .........................         1.04(e)           1.00            1.00            1.00               1.00(e)
Operating expenses to average
  net assets before expense
  limitation (%) .....................          N/A              1.07            1.25            1.68               2.00(e)
Net income to average net
  assets (%) .........................         4.57(e)           4.48            4.97            5.51               7.40(e)
Portfolio turnover (%) ...............           64(e)            128              57              85                 47(e)

Net assets at end of period
 (in thousands) ......................      $546,000         $489,449        $161,727         $47,694            $34,277

(a)  Net of reimbursement which
     amounted to .....................          N/A            $ 0.01          $ 0.02          $ 0.07             $ 0.04
(b) The total return would have been lower had certain expenses not been reduced during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1994 in connection with the Fund's organization and registration amounting to $70,186 have been paid by the Fund. These costs are being amortized over 60 months beginning May 13, 1994.

2. PURCHASES AND SALE OF SECURITIES -- For the period ended June 30, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $296,450,518 and $173,367,971, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1998, the Fund incurred management fees of $2,279,161, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1998 these expenses amounted to $18,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1998 is $2,614. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 1998.

CGM
REALTY FUND

17th Quarterly Report
June 30, 1998


A No-Load Fund


[LOGO] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership


INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110


--------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

    Call 800-345-4048

--------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
--------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 98                                                      Printed in U.S.A.